Balance Sheets (Parenthetical) (USD $)	Aug. 31, 2013	Aug. 31, 2012
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	680,202	680,202